Note 7 - Prepaid FDIC Assessments (Detail) (FDIC Assessment [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
FDIC Assessment [Member]
Prepaid Expense	$ 228,121	$ 946,819